Annual Total Returns - Fidelity Advisor® Series Growth Opportunities Fund [BarChart] - 11.30 Fidelity Advisor Series Growth Opportunities Fund - PRO-08 - Fidelity Advisor® Series Growth Opportunities Fund
Jan. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Nov. 07, 2013
Fidelity Advisor Series Growth Opportunities Fund-Default
Bar Chart Table:
Annual Return 2014	10.78%
Annual Return 2015	5.82%
Annual Return 2016	0.34%
Annual Return 2017	35.48%
Annual Return 2018	17.03%
Annual Return 2019	40.71%
Annual Return 2020	68.10%